Capital Management (Tables)	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Summary of Regulatory Capital Measure and Risk-Weighted Assets
Regulatory Capital and Total Loss-Absorbing Capacity Measures, Risk-Weighted Assets and Leverage Exposures
(1)

(Canadian $ in millions, except as noted)	2022	2021
CET1 Capital	60,891	44,491
Tier 1 Capital	67,121	49,966
Total Capital	75,309	57,201
Total Loss - Absorbing Capacity (TLAC)	120,663	90,353
Risk-Weighted Assets	363,997	325,433
Leverage Exposures	1,189,990	976,690
CET1 Ratio	16.7%	13.7%
Tier 1 Capital Ratio	18.4%	15.4%
Total Capital Ratio	20.7%	17.6%
TLAC Ratio	33.1%	27.8%
Leverage Ratio	5.6%	5.1%
TLAC Leverage Ratio	10.1%	9.3%

(1)	Calculated in accordance with OSFI’s Capital Adequacy Requirements Guideline, Leverage Requirements Guideline and Total Loss-Absorbing Capacity Guideline, as applicable.